Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
15.
Subsequent Events

The Company evaluated subsequent events through August 15, 2023, the date on which these unaudited condensed consolidated financial statements were issued. The Company has concluded that no subsequent event has occurred that requires disclosure.